DEBT AND CAPITAL LEASES (Details 3) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Long-term debt and capital leases
Capital leases obligations	$ 1.8	$ 3.0
Less amount classified as current	(5.7)	(1.6)
Total Long-term Debt and Capital Lease	945.3	950.6
Series 1995 due 2015 through 2025
Long-term debt and capital leases
Senior notes	50.0	50.0
Weighted Average Interest Rate	7.50%
Senior notes due 2017 at 6.6%
Long-term debt and capital leases
Senior notes	249.6	249.6
Weighted Average Interest Rate	6.60%
Senior notes due 2020 at 5.4%
Long-term debt and capital leases
Senior notes	249.9	249.9
Weighted Average Interest Rate	5.40%
Senior notes due April 2023 at 3.4%
Long-term debt and capital leases
Senior notes	249.7	249.7
Weighted Average Interest Rate	3.40%
Senior notes due 2033 at 6.0%
Long-term debt and capital leases
Senior notes	$ 150.0	$ 150.0
Weighted Average Interest Rate	6.00%